Other Current Liabilities	12 Months Ended
Mar. 31, 2025
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES

NOTE 14 — OTHER CURRENT LIABILITIES

Other current liabilities consist of the following:

	As of March 31, 2025	As of March 31, 2024
	(US$)	(US$)
GST and other tax liabilities	$23,123	$91,825
Cheques issued*	4,418,753	2,008,696
Capital creditors	1,409,655	897,041
Advances from customers	275,809	415,463
Total	$6,127,340	$3,413,025

*	This represents cheques issued to broadcasters which have been accounted for, but remain uncleared as of the reporting date.